Prepaid Expenses and Other Current Assets	6 Months Ended
Jun. 30, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets	Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consisted of the following (in thousands):

	June 30,	December 31,
	2022	2021
Research and development claims receivable	$33,545	$23,678
Prepayments	4,705	8,713
VAT receivable	2,455	1,849
Lease and lease deposit receivable	67	68
Other asset	150	240
Grant income receivable	293	384
Other receivable	374	271
Deferred cost	609	1,073
Total prepaid expenses and other current assets	$42,198	$36,276